Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000124378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class I/CPUIX)
Average Annual Return, Percent		7.00%	0.92%	3.20%
C000124377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class C/CPUCX)
Average Annual Return, Percent	[1]	4.94%	(0.08%)	2.17%
C000124376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class A/CPUAX)
Average Annual Return, Percent	[2]	3.42%	0.05%	2.61%
C000142996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class A/ASDAX)
Average Annual Return, Percent	[3]	3.16%	2.38%	2.31%
C000142998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class I/ASDIX)
Average Annual Return, Percent		6.00%	3.16%	2.81%
C000142997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class C/ASDCX)
Average Annual Return, Percent	[4]	4.00%	2.12%	1.80%
Without Sales Load [Member] | C000124377 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load
Average Annual Return, Percent		5.94%	(0.08%)	2.17%
Without Sales Load [Member] | C000124376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load
Average Annual Return, Percent		6.61%	0.67%	2.92%
Without Sales Load [Member] | C000142996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load
Average Annual Return, Percent		5.85%	2.91%	2.56%
Without Sales Load [Member] | C000142997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load
Average Annual Return, Percent		5.00%	2.12%	1.80%
Bloomberg Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Average Annual Return, Percent	[5],[6]	6.08%	(0.73%)	1.76%
Bloomberg Credit Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Credit Bond
Average Annual Return, Percent		6.83%	0.12%	2.80%
Bloomberg 1 3 Year US Government Credit [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit
Average Annual Return, Percent		5.94%	1.58%	1.84%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[2]	Maximum sales charge (load) of 3.00% of offering price.
[3]	Maximum sales charge (load) of 2.50% of offering price.
[4]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
[5]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
[6]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.